Material Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Disclosure of Accounting policies [Abstract]
Basis of Consolidation
(1)
Basis of Consolidation
(i)
Subsidiaries

Subsidiaries are entities controlled by the Company. The consolidated financial statements include the accounts of the Group, which are directly or indirectly controlled by the Company (or the Group). Control is generally conveyed by ownership of the majority of voting rights. The Group controls an entity when the Group has power over the entity, is exposed, or has rights, to variable returns from the involvement with the entity and has the ability to affect those returns through its power over the entity. The Group reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the elements of control.

The subsidiaries’ financial statements are consolidated from the date when control is acquired (the “acquisition date”) until the date when control is lost. For the accounting policies for business combinations of entities under common control, refer to the section below (2) Business Combinations.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. Non-controlling interests in a subsidiary are accounted for separately from the parent’s ownership interests in a subsidiary. Profit or loss and each component of other comprehensive income are attributed to the owners of the parent company and non-controlling interests, even if this results in the non-controlling interests having a deficit balance. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. Any difference between the adjustment to the non-controlling interests and the fair value of the consideration paid or received is recognized directly in shareholders’ equity as equity attributable to the owners of the parent company.

Inter-company balances and transactions have been eliminated upon consolidation.

(ii)
Associates

Associates are entities over which the Group has a significant influence over the decisions on financial and operating policies, but does not have control. Investments in associates are accounted for using the equity method. Under the equity method, the investment is initially recognized at cost from the date of acquisition and adjusted thereafter to recognize the Group’s interest in profit or loss and other comprehensive income. When necessary, adjustments are made to the financial statements of associates to bring their accounting policies in line with the Group’s accounting policies.

If the share of losses of associates equals or exceeds the interest in the associates, the Group discontinues recognizing its share of further losses. The interest in associates is the carrying amount of the investment in the associates determined using the equity method together with any long-term interests that, in substance, form part of the net investment in the associates.

After the interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associates. If the associate subsequently reports profits, the Group resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

Gains and losses resulting from “upstream” and “downstream” transactions between the Group and its associate are recognized only to the extent of unrelated investors’ interests in the associates.

Any excess in the cost of the acquisition of associates over the Group’s interest of the net fair value of the identifiable assets and liabilities recognized at the date of acquisition is recognized as goodwill and included in the carrying amount of the investments in the associates.

Since goodwill is not separately recognized, it is not tested for impairment separately. Instead, the entire carrying amount of investments in associates, including goodwill, is tested for impairment test as a single asset whenever objective evidence indicates that the investment may be impaired.

When use of the equity method is discontinued from the date when the investees are determined to be no longer associates, any gain or loss on such disposal of the investment is recognized in profit or loss.

(iii)
Structured Entities

Structured entities are entities designed so that voting or similar rights are not the dominant factor in determining who controls the entity. The Company has control and, therefore, consolidates structured entities when the Company has exposure or rights to variable returns and has the ability to use its power over the structured entity to affect returns.

Business Combinations
(2)
Business Combinations

Business combinations are accounted for using the acquisition method at the acquisition date, except acquisitions under common control which are outside the scope of IFRS 3 “Business Combinations” (“IFRS 3”).

The consideration transferred in business combinations is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree, and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value, except for the following:

•
deferred tax assets or liabilities and assets or liabilities related to employee benefits are recognized and measured in accordance with IAS 12 “Income Taxes” and IAS 19 “Employee Benefits,” respectively;
•
liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 “Share-based Payment,” at the acquisition date; and
•
assets or disposal groups that are classified as held for sale are measured in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations.”

The excess of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired at the acquisition date is recorded as goodwill. If the consideration transferred and the amount of any non-controlling interest in the acquiree is less than the fair value of the identifiable net assets of the acquired subsidiary, the difference is immediately recognized in profit or loss.

On an acquisition-by-acquisition basis, the Group chooses a measurement basis of non-controlling interests at either fair value or the proportionate share of the recognized amount of the acquiree’s identifiable net assets. When a business combination is achieved in stages, the Group’s previously held interest in the acquiree is remeasured at fair value at the acquisition date and is accounted for in the same way that the Group has disposed of the interest in the acquiree. The amounts arising from changes in the value of interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are accounted for in the same way that the Group has disposed of the interest in the acquiree.

If the initial accounting for a business combination is incomplete by the end of the fiscal year, the Group reports in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. The Group retrospectively adjusts the provisional amounts recognized at the acquisition date as an adjustment during the measurement period when it acquires new information about facts and circumstances that existed as of the acquisition date that, if known, would have affected the recognized amounts for the business combination. The measurement period shall not exceed one year from the acquisition date.

Business combinations under common control are not under the scope of IFRS 3. In accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, management is required to develop an accounting policy in the absence of an IFRS that specifically applies to such transactions. The Group elected to apply the pooling of interests method, recognizing the effects of the business combination under common control. For business combinations between entities under common control (all of the combining companies or businesses are ultimately controlled by the same party or parties both before and after the business combination, and the control is not transitory), the Group accounts for those transactions based on the book value of the ultimate parent company, and regardless of the actual date of the transaction under common control, retrospectively consolidates the financial statements of the acquired companies as if they had always been combined to the earliest comparative period or from the date in which the ultimate parent company acquired those businesses, if later than the beginning of the earliest comparative period. Non-controlling interest is calculated for all periods presented using the same percentage of ownership calculated by our ultimate parent. Payment for the purchase of the equity interest of subsidiary, through business combinations under common control, is presented in cash flows from financing activities in the Consolidated Statement of Cash Flows.

Foreign Currency Translation
(3)
Foreign Currency Translation
(i)
Transactions denominated in foreign currencies

Transactions in currencies other than the functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences are recognized in profit or loss in the period in which they arise.

(ii)
Foreign operations

For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Japanese yen using exchange rates prevailing at the dates of the consolidated statements of financial position presented. Income and expense items are translated into Japanese yen using the rates at the dates of the transaction or the average exchange rates for the period. Exchange differences arising from translating the financial statements of foreign operations are recognized in other comprehensive income and cumulative differences are included in accumulated other comprehensive income.

Financial Instruments
(4)
Financial Instruments
(i)
Recognition

Financial assets and financial liabilities are recognized in the Group’s Consolidated Statements of Financial Position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value, except for accounts receivable that do not have a significant financing component, which are measured at the transaction price. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities measured at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities measured at fair value through profit or loss are recognized immediately in profit or loss.

(ii)
Non-derivative Financial Assets

Non-derivative financial assets are classified as either financial assets measured at amortized cost, debt instruments measured at fair value through other comprehensive income (“FVTOCI”) or financial assets measured at fair value through profit or loss (“FVTPL”). The classification of financial assets is determined at the date of initial recognition, depending on the nature and characteristics as well as the purpose of obtaining those financial assets.

All regular way purchases or sales of financial assets are recognized and derecognized using trade date accounting. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

(A)
Financial assets measured at amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

•
The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount.

The effective interest method is a method of calculating the amortized cost of a financial instrument and of allocating interest income or expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (where appropriate) a shorter period, to the amortized cost of a financial instrument.

The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

(B)
Debt instruments measured at FVTOCI

Debt instruments that meet the following conditions are measured subsequently at FVTOCI:

•
The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, debt instruments measured at FVTOCI are measured at fair value and the valuation gains and losses resulting from changes in fair value are recognized in other comprehensive income. Subsequently, changes in the carrying amount because of foreign exchange gains and losses, impairment gains or losses are recognized in profit or loss.

(C)
Financial assets measured at FVTPL

Financial assets that are not classified as financial assets measured at amortized cost or debt instruments measured at FVTOCI are measured at FVTPL. Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with gains or losses from change in fair value recognized in profit or loss.

Dividend from equity instruments is recognized in Gains (losses) on financial instruments.

(D)
Impairment of financial assets

The Group recognizes a loss allowance for financial assets measured at amortized cost, debt instruments measured at FVTOCI and undrawn loan commitments. At each reporting date, the Group assesses whether credit risk associated with financial assets has increased significantly since initial recognition. Whether the credit risk associated with a financial asset has increased significantly since initial recognition is determined by reviewing the risk of default each reporting date and comparing it with the risk of default at the time of initial recognition. If the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month expected credit losses (“ECL”) (Stage 1). In addition, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition (Stage 2 and Stage 3). For accounts receivable arising from transactions that are within the scope of IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”) and that do not contain significant financing components, the Group applies the simplified approach under IFRS 9 “Financial Instruments” (“IFRS 9”), which requires expected lifetime ECL to be measured from initial recognition.

The Group considers that default has occurred mainly when a financial asset is more than 90 days past due, when the contractual conditions have been modified, or when the obligor is experiencing significant financial difficulty unless the Group has reasonable and supportable information to demonstrate that a more stringent default criterion is more appropriate.

ECLs are estimated in a way that reflects the following:

•
An unbiased, probability-weighted amount calculated by evaluating a range of possible outcomes;
•
The time value of money; and
•
Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions, and forecasts of future economic conditions.

The Group takes into account not only historical information but also reasonably expected future events and other factors. Specifically, the Group calculates the ECLs by using the average probability of default (“PD”) and loss given default (“LGD”) based on the historical data of PD and LGD during certain past periods, where PD and LGD are expected to remain at levels approximately consistent with those observed during such past periods. In addition, when various macroeconomic indicators are expected to deteriorate in the future and the PD and LGD are expected to increase, the Group adjusts PD and LGD by using macroeconomic indicators, such as unemployment rates, which are correlated with ECL.

The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument. The Group recognizes an impairment gain or loss in profit or loss for financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account. The amount of reversal with respect to previously recorded impairment loss is also recognized in profit or loss.

The carrying amount of a financial asset is written off against the allowance for doubtful accounts when the Group has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof.

(E)
Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred financial asset, the Group recognizes its retained interest in the financial asset and its associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and recognizes a collateralized borrowing for the proceeds received.

When derecognizing a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. In addition, when derecognizing an investment in a debt instrument classified as at FVTOCI, the cumulative gain or loss previously recorded in the investment’s revaluation reserve in accumulated other comprehensive income is reclassified to profit or loss.

(iii)
Non-derivative Financial Liabilities

Non-derivative financial liabilities are classified as either financial liabilities measured at FVTPL or financial liabilities measured at amortized cost. Classification of non-derivative financial liabilities is determined at the date of initial recognition. When the transaction price of the non-derivative financial liabilities differs from the fair value at initial recognition and the fair value is based on a valuation technique that uses only observable market data, the Group recognizes the difference between the fair value at initial recognition and the transaction price as a gain or loss.

After initial recognition, the Group measures financial liabilities measured at FVTPL at fair value. Any gains and losses resulting from changes in fair value as well as interest expenses are recognized in profit or loss.

Financial liabilities measured at amortized cost are subsequently measured at amortized cost using the effective interest rate method.

The Group derecognizes financial liabilities when, and only when, the obligations are discharged, cancelled, or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

(A)
PayPay Balance and Other Items

PayPay Balance and Other Items refers to deposits by users of PayPay Settlement Services (the “PayPay Users”) and points accrued by PayPay Users in our PayPay Points program.

The Group records financial liabilities related to PayPay Balance and Other Items as Deposits on the Group’s Consolidated Statements of Financial Position because they represent a current obligation to return the cash deposited or to pay for purchases made by PayPay Users.

There are four types of transactions included as part of PayPay Balance and Other Items: PayPay Money, PayPay Money Lite, PayPay Points, and PayPay Gift Voucher.

PayPay Money and PayPay Money Lite are topped up with cash by PayPay Users whereas PayPay Points are awarded through promotions and campaigns rather than topped up by PayPay Users. PayPay Gift Voucher is granted to PayPay Users in accordance with the contracts made between the Group and certain merchants.

PayPay Users can withdraw the balance in PayPay Money, but not balances in PayPay Money Lite, PayPay Points and PayPay Gift Voucher. PayPay Money and PayPay Money Lite are deemed deposits in accordance with the Act on Settlement of Funds (Act No. 59 of June 24, 2009, hereinafter referred to as the “Payment Services Act”) of Japan.

When an entity becomes subject to the Payment Services Act, it is legally required to make a deposit, and as a result, guarantee deposits are recorded on the Group’s Consolidated Statements of Financial Position. Refer to Note 9, Guarantee Deposits for details.

In the event that the Group discontinues its operations, it is required to refund the balance of PayPay Money, PayPay Money Lite and PayPay Gift Voucher in cash.

When PayPay Points are granted to PayPay Users, the Group accounts for those either as point expenses or as a deduction of revenue, based on the judgment on whether those are consideration payable to a customer. Refer to revenue recognition policy section below at (15) Revenue for further details.

(B)
PayPay Point Investment Service

PayPay Users can choose to convert their PayPay Points to "PayPay Investment Points." PayPay Investment Points are financial obligations indexed to the performance of certain exchange traded funds (“ETFs”). Whenever a PayPay User sells a part or the whole of their PayPay Investment Points, the consideration is immediately converted back to PayPay Points.

PayPay Investment Points are accounted for as hybrid financial liabilities and the embedded derivatives related to the indexation to ETFs are bifurcated from the host contracts. The host deposit contracts are measured at amortized cost while the embedded derivatives are measured at FVTPL.

PayPay Investment Points are included in Deposits in the Group’s Consolidated Statements of Financial Position and changes in the value of PayPay Investment Points based on the chosen index are recognized in Gains (losses) on financial instruments in the Group’s Consolidated Statements of Profit or Loss.

(iv)
Derivative instruments

Derivative instruments are financial instruments whose value is derived from underlying variables such as equity prices, interest rates, foreign exchange rates, or other indices. The Group utilizes derivative instruments, including foreign exchange margin trading, forward contracts and futures, primarily to manage exposure to interest rate risk and foreign exchange risk.

Derivatives are initially recognized at fair value and are subsequently measured at FVTPL, as the Group does not apply hedge accounting. Derivatives are presented as assets when their fair value is positive and as liabilities when their fair value is negative. Embedded derivatives in financial liabilities are separated from the host contract and accounted for as derivatives when they are not closely related to the host contract and meet the definition of derivative.

(v)
Offsetting Financial Assets and Financial Liabilities

Financial assets and financial liabilities are offset, and the net amount is presented in the Group’s Consolidated Statements of Financial Position when and only when the Group has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(vi)
Call loans

Call loans represent inter-bank loans, measured at amortized cost. The fair values of call loans are considered to approximate the carrying amount. Impairment is assessed at each reporting date, with any losses recognized in profit or loss.

Cash and Cash Equivalents
(5)
Cash and Cash Equivalents

Cash and cash equivalents comprise cash in hand, demand deposits, and short-term investments with an original maturity of three months or less that are readily convertible to a known amount of cash, and which are subject to an insignificant risk of changes in value. Cash deposits for group financing are not classified as cash equivalents because they can be withdrawn only upon the consent of LY Corporation.

Property and Equipment (Excluding Right-of-use Assets)
(6)
Property and Equipment (Excluding Right-of-use Assets)

Property and equipment are recorded and measured at cost and carried at its cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment includes any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The cost includes borrowing costs directly attributed to the acquisition, construction, or production of a qualifying asset, if any. Refer to the section below (8) Borrowing Costs for details of borrowing cost capitalization policy.

The depreciable amount of property and equipment is determined after deducting its estimated residual value from the historical cost, and it is depreciated using the straight-line method over the useful life. The estimated useful lives of major assets owned by the Group are as follows:

Estimated useful lives (years)
Leasehold improvements	1-18
Furniture and fixtures	1-20

The residual values and estimated useful lives are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Intangible Assets
(7)
Intangible Assets

Intangible assets with finite useful lives that are acquired separately and internally generated intangible assets are carried at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets also include the asset that is related to customer relationships which is acquired in a business combination, and such asset is recognized only when it is probable that the future economic benefits that are attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. The amount of initial recognition for internally generated intangible assets is the sum of the expenditures incurred during the development period, where the development period starts from the date when technical and commercial feasibility of the asset have been established, and ends when the development is completed. The costs include borrowing costs directly attributable to the acquisition, construction, or production of a qualifying asset, if any. Refer to the section below (8) Borrowing Costs for details of borrowing cost capitalization policy. Amortization is recognized on a straight-line basis over their estimated useful lives.

The estimated useful lives of the major intangible assets owned by the Group are as follows:

Estimated useful lives (years)
Internally generated software	1-15
Externally acquired software	1-5
Customer relationship intangible assets	10-15

The estimated useful lives are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses, if any. There are no intangible assets with indefinite useful lives.

Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

Borrowing Costs
(8)
Borrowing Costs

The Group capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are expensed as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale.

When the Group borrows funds specifically for the purpose of acquiring a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings.

When the Group borrows funds generally and uses them for the purpose of acquiring a qualifying asset, the Group determines the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset, which is the effective interest rate of the general borrowing. The capitalization rate is the weighted average of the borrowing costs applicable to all the borrowings of the Group that are outstanding during the period, other than borrowings made specifically for the purpose of acquiring other qualifying assets until substantially all the activities necessary to prepare that asset for its intended use or sale are complete. The amount of borrowing costs that the Group capitalizes during a period does not exceed the amount of borrowing costs incurred during that period.

Leases
(9)
Leases

The Group assesses whether a contract is, or contains, a lease, at inception. If the contract transfers the right to control the use of the identified assets in exchange for consideration for a period of time, the contract is, or contains, a lease.

Group as lessee

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for those with a term of one year or less (the “short-term leases”), and leases of low-value assets.

For leases or contracts that include leases, the Group accounts for the lease components separately from the non-lease components by allocating the consideration in the contract based on the ratio of the independent price of the lease component to the aggregate independent prices of the lease and non-lease components.

The right-of-use assets comprise the initial measurement of the corresponding lease liabilities, lease payments made at or before the commencement days, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses, if any. Depreciation begins at the commencement date of the lease and is generally calculated using the straight-line method over the shorter of the lease term and the estimated useful life of the right-of-use asset. However, if the transfer of ownership of the underlying asset is certain, or if it is reasonably certain that a purchase option will be exercised, depreciation is calculated using the straight-line method over the estimated useful life of the underlying asset.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured in accordance with IAS 37 "Provisions, Contingent Liabilities and Contingent Assets." To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset.

The Group does not recognize right-of-use assets for intangible asset leases.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate.

The lease liability is presented as a separate line in the Group’s Consolidated Statements of Financial Position.

The total amount of lease payments included in the measurement of lease liabilities consists of the following:

•
Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•
Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•
Amounts expected to be payable by the lessee under residual value guarantees;
•
The exercise price of a purchase option if the lessee is reasonably certain to exercise that option;
•
The lease payment for the option term if it is reasonably certain that the extension option will be exercised; and
•
Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

The lease liability is subsequently measured using the effective interest method by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect the lease payments made.

The Group remeasures the lease liability whenever:

•
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate,
•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used), or
•
A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

For short-term leases and leases of low value assets, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

Impairment of Non-financial Assets
(10)
Impairment of Non-financial Assets

Non-financial assets other than goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. If such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss if any.

Recoverable amount is the higher of fair value less costs of disposal and value in use. Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or a CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or a CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years. Any increase in excess of original carrying amount is treated as a revaluation increase.

Goodwill

Goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU or CGU group that is expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to that CGU or CGU group. A CGU or CGU group to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the CGU or CGU group may be impaired. If the recoverable amount of the CGU or CGU group is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU or CGU group and then to the other assets pro rata based on the carrying amount of each asset in the CGU or CGU group. Impairment losses are recognized in profit or loss, and impairment losses recognized for goodwill are not reversed in subsequent periods. On disposal of the relevant CGU or CGU group, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Provisions
(11)
Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, considering the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows when the effect of the time value of money is material. The discount amount over time is recognized as a finance cost.

The Group’s provisions include loss allowance for undrawn loan commitments. Refer to the section above (4) Financial Instruments for further details of loss allowance for undrawn loan commitments.

Employee Benefits
(12)
Employee Benefits
(i)
Short-term Employee Benefits

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the reporting period in which the employee provided services. A liability is recognized for short-term employee benefits on an accrual basis in the reporting period in which the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

(ii)
Other Long-term Employee Benefits

Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows in respect of services provided by employees up to the reporting date.

(iii)
Post-employment Benefits

For defined contribution plans, when the employees render services, the contribution payables are recognized in profit or loss.

Issued Capital and Share Premium
(13)
Issued Capital and Share Premium

Common shares issued by the Company are recognized at the issue price in shareholders’ equity. In addition, transaction costs directly attributable to the issuance of such equity instruments are deducted from shareholders’ equity.

Share-Based Payments
(14)
Share-Based Payments

The Group has stock option plans and phantom stock awards as share-based payment awards. The stock option plans are classified as equity-settled share-based payments, whereas the phantom stock awards are classified as cash-settled share-based payments. These awards are conditional upon the achievement of business performance and service period of the employees until the performance condition is satisfied.

Equity-settled share-based compensation is measured at fair value at the grant date. The fair value of stock options is calculated using the Black-Scholes model, the Binomial model, Monte Carlo simulation and other methods. The expenses for share-based payments are charged based on the fair value determined at the grant date to operating expenses in the Group's Consolidated Statements of Profit or Loss based on most likely outcome of the performance condition, net of estimated forfeitures, over the vesting period for the services received as consideration for the stock option. At each reporting date, the Group revises its estimate of the number of stock options expected to vest because of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to share premium.

Cash-settled share-based payment is measured at the fair value of the liability incurred. The fair value of such liabilities is remeasured at the end of fiscal year and at the settlement date, utilizing valuation techniques such as the Black-Scholes model, the Binomial model, and Monte Carlo simulations, and changes in fair value are recognized in the Consolidated Statements of Profit or Loss.

Revenue
(15)
Revenue
(i)
Major Revenue Streams

The Group’s major revenue streams are as follows:

(A)
Transaction and service income

Transaction and service income represents Revenue from contracts with customers. This revenue mainly consists of a. Payment Settlement Services and b. Financial Services. The Group applies the five-step process in accordance with IFRS 15 to determine the appropriate manner and timing of revenue recognition.

•
Identify the contract with a customer (step 1)
•
Identify the performance obligations in the contract (step 2)
•
Determine the transaction price (step 3)
•
Allocate the transaction price to the performance obligations in the contract (step 4)
•
Recognize revenue when the Group satisfies a performance obligation (step 5)

The Group recognizes revenue for the transfer of services that reflects the consideration to which the Group expects to be entitled to receive in exchange for the promised services. Revenue is measured based on the consideration promised for services provided in the ordinary course of business, less applicable consumption tax and other taxes, as well as consideration payable to a customer. Revenue of the Group does not include estimates of significant variable considerations or significant financing components. For most of the Group’s principal revenue streams described below, revenue is recognized at a point in time and no material advance consideration is received from customers. Accordingly, transactions that give rise to contract liabilities are limited.

a.
Payment Settlement Services

Payment Settlement Services are composed of PayPay Settlement Services, Credit Payment Settlement Services and Acquiring Services, and Debit Payment Settlement Services.

•
PayPay Settlement Services

The Group enters into Payment and Settlement Service Agreements with PayPay Merchants (1) who are determined to be our customer under IFRS 15 (step 1). PayPay Settlement Services generally include the following transactions and procedures within the Group, PayPay Merchant and PayPay User:

-	PayPay User funds their PayPay Balance and Other Items by various methods including ATM, bank transfer, and credit card issued by the Group.
-	PayPay User makes a purchase transaction and makes a payment to a PayPay Merchant by utilizing their PayPay Balance and Other Items or PayPay Credit (2) through our PayPay app.
-	PayPay Merchant provides the record of the purchase transaction between the PayPay Merchant and PayPay Users to the Group and the Group approves of the purchase transaction.
-	The Group is entitled to the settlement fee upon approval of each purchase transaction. The Group retains the fee and remits the net purchase transaction amount to the PayPay Merchant.

The Group’s performance obligation is to provide payment settlement platform for transactions and support settlements of purchase transactions between PayPay Merchants and the PayPay Users in which the Group acts as the principal providing the payment settlement service (step 2). The Group charges settlement fee for a purchase transaction settled through our PayPay app based on the transaction amount and predetermined rate in accordance with the Payment and Settlement Services Agreement (step 3), which is applied to the single performance obligation noted above (step 4). The performance obligation is fulfilled upon approval of the purchase transaction and settlement of purchase transaction amount to the PayPay Merchant, in which the Group determines whether the settlement should be completed on our platform. The revenue is then recognized at a point in time when the performance obligation is fulfilled (step 5).

PayPay Settlement Services are included in the Payment segment.

(1)
PayPay Merchants are companies that the Group provides the PayPay Settlement Services platform to as a method of payment in their stores based on Payment and Settlement Service Agreements between the Group and the PayPay Merchants.
(2)
Under PayPay Credit, PayPay Users link and register their PayPay Card in our PayPay app. PayPay Users make payment by PayPay Credit to the PayPay Merchants, and PayPay Users will pay the transaction amount to PayPay Card due to the credit card closing date.
•
Credit Payment Settlement Services and Acquiring Services

A credit card transaction generally includes the following procedures between credit card issuers, cardholders, credit card merchants, acquirers and payment processing networks such as VISA, Mastercard and JCB:

-	A cardholder uses their credit card at a credit card merchant with the credit card issuer’s authorization in a purchase transaction.
-	The credit card merchant presents the purchase transaction data to an acquirer.
-	The acquirer presents the purchase transaction data to the credit card issuer via the payment processing networks.
-

The credit card issuer authorizes the purchase transaction and delivers funds for the settlement of the transaction amount to the acquirer, minus the interchange fee, via the payment processing networks.

-	The acquirer delivers funds received from the credit card issuer to settle the transaction amount to the credit card merchant, minus the merchant fee.
-	The credit card issuer collects funds from the cardholder.

(a)
Credit Payment Settlement Services

The Group, as the credit card issuer, enters into PayPay Card Comprehensive Merchant Agreements with credit card merchants, Credit Merchants Terms and Conditions with cardholders, and various credit card license agreements with payment processing networks (step 1). In accordance with these agreements, the Group agrees to provide credit card payment settlement services to credit card merchants, payment processing network, and cardholders so that cardholders can make purchases at the credit card merchants by using their credit card.

The Group issues a credit card, known as PayPay Card, in accordance with the license agreements with payment processing networks. When PayPay Card is used in a purchase transaction at a credit card merchant, the Group is involved in a purchase transaction as the credit card issuer and the Group provides Credit Payment Settlement Services.

For Credit Payment Settlement Services, the Group’s performance obligation is to provide credit card payment settlement services, including transfer of purchase transaction data and authorization for a purchase transaction (step 2), to the credit card merchants, payment processing networks, and cardholders who are determined to be our customer under IFRS 15.

The Group charges settlement fee to credit card merchants and payment processing networks based on the transaction amount and the predetermined rate (step 3), which is applied to the single performance obligation above (step 4).

The performance obligation is fulfilled when the credit card settlement service is completed, specifically upon receipt of purchase transaction data from an acquirer and the purchase transaction is authorized (step 5). The settlement fee recognized by the Group as revenue pursuant to IFRS 15 under contracts related to Credit Payment Settlement Services is paid to the Group approximately within two months from the satisfaction of the performance obligation.

Credit Payment Settlement Services are included in the Payment segment.

(b)
Acquiring Services

The Group enters into an Acquiring Services Agreement with credit card merchants who are determined to be our customer under IFRS 15 (step 1).

When a credit card issued by another credit card issuer is used to purchase goods or services at a credit card merchant, the Group is involved in such a purchase transaction as the acquirer and the Group provides Acquiring Services to the credit card merchant. The Group assists the credit card merchant to obtain the credit card issuer’s authorization through the payment processing networks to process the purchase transaction by transferring purchase transaction data. The credit card merchant who receives a benefit from the service pays consideration to the Group in exchange.

The Group has a performance obligation to provide Acquiring Services by obtaining credit card issuer's authorization, transferring purchase transaction data, and processing the purchase transaction (step 2). The amount of revenue recognized by the Group is calculated based on the settlement amount of the purchase transaction and the predetermined rate, less interchange fees charged by the credit card issuer (step 3), which is applied to the single performance obligation above (step 4).

This performance obligation is fulfilled when the credit card issuer’s authorization is obtained by the Group, after the receipt of the purchase transaction data from the credit card merchant (step 5).

The fee recognized by the Group as revenue pursuant to IFRS 15 under contracts related to Acquiring Services is paid approximately two business days after the time of satisfying the performance obligation. The cost of Acquiring Services, such as brand fee, charged by the payment processing networks, is recorded as commission fees within operating expenses.

Acquiring Services are included in the Payment segment.

•
Debit Payment Settlement Services

Debit card payment is a payment method where the amount is immediately deducted from the bank account at the time the payment is confirmed with the card.

Unlike credit card payments, there is no deferred payment element, and the amount used can only be paid within the balance available in the account.

A debit card transaction generally includes the following procedures between debit card issuers, cardholders, debit card merchants, acquirers and payment processing networks such as VISA.

-	A cardholder uses their debit card at a debit card merchant with the debit card issuer’s authorization in a purchase transaction.
-	The debit card merchant presents the purchase transaction data to an acquirer.
-	The acquirer presents the purchase transaction data to the debit card issuer via the payment processing networks.
-

The debit card issuer authorizes the purchase transaction and delivers funds for the settlement of the transaction amount to the acquirer, minus the interchange fee, via the payment processing networks.

-	The acquirer delivers funds received from the debit card issuer to settle the transaction amount to the debit card merchant, minus the merchant fee.
-	The debit card issuer collects funds from the cardholder at the same time as the withdrawal from the bank account immediately.

The Group, as the debit card issuer, enters into License Agreements with payment processing networks (step 1). In accordance with the agreements, the Group agrees to provide debit card payment settlement services, which enable the debit card user to make a purchase transaction and payment by the debit card at merchant.

For Debit Payment Settlement Services, the Group’s performance obligation is to provide debit card payment settlement services to payment processing networks who are determined to be customer under IFRS 15, including authorization for a purchase transaction and transfer of purchase transaction data (step 2).

The Group charges a fee for debit card payment settlement services arising from a purchase transaction settled by debit card, and the fee is calculated by multiplying the transaction amount by the predetermined rate (step 3), which is applied to the single performance obligation above (step 4).

The performance obligation is fulfilled when the service is completed, specifically upon receipt of transaction data from an acquirer (step 5). The fee recognized by the Group as revenue pursuant to IFRS 15 under contracts related to Debit Payment Settlement Services is paid to the Group approximately within two months from the satisfaction of the performance obligation.

Debit Payment Settlement Services are included in the Financial service segment.

b.
Financial Services

Financial Services mainly consists of remittances and bank transfer transactions. Users, companies, and other institutions request various remittances and bank transfer transactions based on the terms and conditions (step 1). The Group has a performance obligation to provide the service of depositing the money into the specified bank account as requested by the customer (step 2). Remittance and bank transfer fees are calculated at a prescribed rate or unit price according to the transaction amount and number of transactions (step 3) related to the single performance obligation (step 4). The Group recognizes revenue associated with these transactions at the point in time the service is provided (step 5).

(B)
Interest Income

The Group earns interest income from revolving, installment, cash advance services rendered to cardholders, loan arrangements entered with customers and treasury investments made for the provision of securities intermediary services and investment trust-related services.

In recognition of interest income, the Group uses the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses).

Interest income from non-credit impaired financial assets is recognized by applying the effective interest rate to the gross carrying amount of the asset; for credit impaired financial assets, the effective interest rate is applied to the net carrying amount after deducting the allowance for expected credit losses. The interest rate is set as a fixed rate or is determined based on the length of repayment period.

Interest income is included in both the Payment segment and the Financial service segment.

(C)
Gains (losses) on financial instruments

Financial income mainly comprises of changes in fair value of financial instruments measured at FVTPL and dividend income. For further details, refer to the section above (4) Financial Instruments.

(D)
Other operating income

Other operating income consists primarily of expired income associated with PayPay Points Code, and other incidental fees. The Group issues PayPay Points Code to PayPay Merchants and other institutions for PayPay Users. By using PayPay Points Code granted by these PayPay Merchants and other institutions, PayPay Users can fund their PayPay Balance and Other Items on our PayPay app. As PayPay Points Code expires over periods of inactivity, the Group recognizes income when it expires.

(ii)
Consideration Payable to a Customer

The Group has consideration payable to a customer which includes PayPay Points to cardholders through which the Group intends to increase the number of customers and payment transactions. Refer to the section above (4) Financial Instruments for further details of non-derivative financial liabilities.

The Group concluded that PayPay Points do not represent a material right under IFRS 15 because these do not include an option to the cardholders to acquire any distinct services or goods from the Group in the future. The accumulated PayPay Points can be used to acquire additional goods or services from third parties or to convert into PayPay Investment Points which represent investments in third parties. Therefore, consideration payable to a customer is accounted for as a reduction of revenue unless the payment to the customer is in exchange for a distinct good or service, which could result in the consideration payable to a customer exceeding the corresponding revenue, and is recognized on the later of when revenue for the transfer of the services or goods is recognized or the consideration is paid or promised to pay.

If a consideration payable to a customer is an upfront payment, the Group recognizes it as an asset to the extent that the Group reasonably expects to generate future revenue associated with the payment, and, in such case, subsequently reduces revenue when or as the related services are rendered to the customer. Refer to Note 19, Other Assets for further details of an asset with respect to the consideration payable to a customer.

(iii)
Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract are recognized as assets when the Group expects to recover such costs by generating future revenue associated with the payment. The incremental costs of obtaining a contract are those costs that would not have been incurred if the contract had not been obtained. The portion of incremental costs that is not recoverable is expensed when it is incurred. The Group recognizes an asset for the incremental costs of obtaining a contract with a customer for the amount that the Group expects to recover, which is recorded in other assets on the Group’s Consolidated Statements of Financial Position. The asset is amortized over the estimated period that services to which the asset relates are transferred to the customer on a straight-line basis. If the amortization period that the Group otherwise would have recognized is one year or less, the Group applies practical expedient recognizing incremental costs of obtaining a contract as an expense. Refer to Note 19, Other Assets and Note 30, Revenue.

Income Tax
(16)
Income Tax

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss, except to the extent that they relate to business combinations and items recognized directly in equity or in other comprehensive income.

(i)
Current Tax

Current tax is measured at the amount expected to be paid to or recovered from the taxation authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

(ii)
Deferred Tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized, except for the following temporary differences:

•
Taxable temporary differences arising from initial recognition of goodwill.
•
Taxable temporary differences arising from the initial recognition of assets or liabilities in a transaction which is not a business combination, affects neither accounting profit or loss nor taxable profit or tax loss and does not give rise to equal taxable and deductible temporary differences.
•
Deductible temporary differences associated with investments in subsidiaries and associates, where it is not probable that the temporary difference will reverse in the foreseeable future or there will be taxable profit against which the temporary differences can be utilized.
•
Taxable temporary differences associated with investments in subsidiaries and associates, where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized by considering whether it is probable that part or all of deductible temporary differences and tax loss carry forwards can be deducted against future taxable profit and income taxes based on projected future taxable profit and tax planning. The estimation of future taxable profit is calculated based on financial budgets and it is based on management’s judgments and assumptions. Deferred tax assets related to operating loss carry forwards and in excess of deferred tax liabilities have been recognized as it is estimated that future taxable profits will be available to realize such assets.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting date.

Deferred tax assets and liabilities are offset, only when the Group has a legally enforceable right to set off current tax assets against current tax liabilities, and the same taxation authority levies income taxes either on the same taxable entity or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis or to realize the assets and settle the liabilities simultaneously.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.

(iii)
Uncertainty over Income Tax Treatments

Uncertain tax positions as of each reporting date have been analyzed by the Group in accordance with IFRIC 23 "Uncertainty over Income Tax Treatments." The Company recognizes the effect of uncertain income tax positions only if those positions are more likely than not of being sustained.

The Group records a provision for uncertain tax positions if it is probable that the Group will have to make a payment to tax authorities upon their examination of a tax position. This provision is measured at the Group’s best estimate of the amount expected to be paid. Provisions are reversed as a reduction of income tax expense in the period in which management determines they are no longer required or as determined by statute.

Earnings Per Share
(17)
Earnings Per Share

Basic earnings per share (“EPS”) is calculated by dividing profit or loss attributable to the holders of common shares of the Company by the weighted average number of common shares outstanding for each reporting period. Profit or loss attributable to the holders of common shares of the Company is the same as the profit or loss for the year attributable to owners of the parent company.

Diluted EPS is calculated by dividing profit or loss attributable to the holders of common shares of the Company by the weighted average number of common shares outstanding for each reporting period plus the weighted average number of common shares assuming the conversion of all dilutive potential common shares into common shares. Profit or loss attributable to holders of common shares increased by the after-tax amount of dividends recognized in the period in respect of the dilutive potential common shares and is adjusted for any other changes in income or expense that would result from the conversion of the dilutive potential common shares. Potential common shares are antidilutive when their conversion to common shares would increase earnings per share or decrease loss per share. The calculation of diluted earnings per share does not assume conversion, exercise, or other issue of potential common shares that would have an antidilutive effect on earnings per share.